ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares				Fair Value
	CLOSED END FUNDS — 0.2%
	FIXED INCOME - 0.2%
17,414	BlackRock Floating Rate Income Strategies Fund, Inc.			$ 236,656

	TOTAL CLOSED END FUNDS (Cost $246,858)			236,656

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.3%
	FIXED INCOME - 0.3%
16,900	Invesco Senior Loan ETF			371,462

	TOTAL EXCHANGE-TRADED FUNDS (Cost $420,719)			371,462

Shares				Fair Value
	OPEN END FUNDS — 10.2%
	FIXED INCOME - 10.2%
567,139	Fidelity Advisor Floating Rate High Income Fund			5,370,810
818,753	Vanguard High-Yield Corporate Fund, Admiral Class			4,724,205
228,409	Vanguard Short-Term Investment Grade Fund, Admiral Class			2,427,991
				12,523,006

	TOTAL OPEN END FUNDS (Cost $12,716,435)			12,523,006

Shares		Spread	Coupon Rate (%)	Fair Value
	PREFERRED STOCKS — 1.0%
	BANKING - 1.0%
40,000	Citigroup, Inc. - Series J(a)	US0003M + 4.040%	1.7813	1,072,800
7,400	Citigroup, Inc. - Series K(a)	US0003M + 4.130%	1.7188	199,134
				1,271,934

	TOTAL PREFERRED STOCKS (Cost $1,342,770)			1,271,934

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.2%
	CLO — 22.5%
1,000,000	AMMC CLO XI Ltd.(a),(b)	US0003M + 1.900%	2.1990	04/30/31	$ 995,114
2,000,000	Cathedral Lake CLO 2013 Ltd.(a),(b)	US0003M + 2.300%	2.5410	10/15/29	1,990,060
500,500	Crown Point CLO IV Ltd.(a),(b)	US0003M + 1.500%	1.7540	04/20/31	503,901
1,000,000	Denali Capital CLO XI Ltd.(a),(b)	US0003M + 5.610%	5.8640	10/20/28	968,666
1,000,000	Dryden 55 CLO Ltd.(a),(b)	US0003M + 2.850%	3.0910	04/15/31	996,756
1,000,000	Elevation CLO 2017-7 Ltd.(a),(b)	US0003M + 1.900%	2.1410	07/15/30	997,990
1,000,000	Halcyon Loan Advisors Funding 2015-1 Ltd.(a),(b)	US0003M + 2.000%	2.2540	04/20/27	997,138
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd.(a),(b),(c)	US0003M + 5.700%	5.9580	07/25/27	1,003,044
2,131,438	Halcyon Loan Advisors Funding 2015-3 Ltd.(a),(b)	US0003M + 5.950%	6.1910	10/18/27	1,899,465
500,000	KVK CLO 2018-1 Ltd.(a),(b)	US0003M + 1.650%	1.8100	05/20/29	500,115
2,400,000	Man GLG US CLO(a),(b)	US0003M + 1.970%	2.2240	04/22/30	2,392,250
1,500,000	Mountain View CLO IX Ltd.(a),(b)	US0003M + 3.120%	3.3610	07/15/31	1,449,552
2,000,000	Sound Point CLO II Ltd.(a),(b)	US0003M + 1.850%	2.1170	01/26/31	1,969,324
520,000	Steele Creek CLO 2014-1 Ltd.(a),(b)	US0003M + 1.500%	1.7550	04/21/31	516,719
2,025,000	Steele Creek CLO 2014-1 Ltd.(a),(b)	US0003M + 2.800%	3.0550	04/21/31	1,958,418
1,000,000	Venture XV CLO Ltd.(a),(b)	US0003M + 3.920%	4.1610	07/15/32	994,827
2,750,000	Voya CLO 2018-1 Ltd.(a),(b)	US0003M + 2.600%	2.8480	04/19/31	2,683,668
1,350,000	Webster Park CLO Ltd.(a),(b)	US0003M + 5.500%	5.7540	07/20/30	1,341,212
1,380,000	Zais CLO 5 Ltd.(a),(b)	US0003M + 2.400%	2.6410	10/15/28	1,382,567
2,000,000	Zais Matrix CDO I(a),(b)	TSFR3M + 4.670%	5.2900	01/25/35	2,000,000
					27,540,786
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
158,200	Alternative Loan Trust 2004-35T2(d)		6.0000	02/25/35	24,673
4,975	Banc of America Mortgage 2004-A Trust(a)		2.5600	02/25/34	5,129
8,835,452	BCAP, LLC Trust 2007-AA2(a),(d)		0.4090	04/25/37	105,691
10,671	Bear Stearns ARM Trust 2003-4(a)		2.1750	07/25/33	11,120
10,322	Bear Stearns Asset Backed Securities Trust 2003-AC5(e)		5.5000	10/25/33	10,626
5,801	Chase Mortgage Finance Trust Series 2007-A1(a)		2.4610	02/25/37	5,995
31,140	CHL Mortgage Pass-Through Trust 2004-7(a)		2.4260	05/25/34	32,563
10,516	Citigroup Global Markets Mortgage Securities VII, Inc.(b)		6.0000	09/25/33	9,367
4,284	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4(a)	US0001M + 0.450%	0.6370	06/25/34	4,237
186,150	GSR Mortgage Loan Trust 2004-2F(a),(d)	US0001M + 7.650%	7.4630	01/25/34	12,364
10,089	GSR Mortgage Loan Trust 2004-6F		5.5000	05/25/34	9,948
35,095	Impac CMB Trust Series 2004-4(a)	US0001M + 0.900%	1.0870	09/25/34	34,408
5,638	Impac CMB Trust Series 2004-5(a)	US0001M + 0.920%	1.1070	10/25/34	5,697

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5% (Continued)
38,507	Impac CMB Trust Series 2004-6(a)	US0001M + 0.825%	1.0120	10/25/34	$ 38,294
35,198	JP Morgan Mortgage Trust 2005-A1(a)		2.5860	02/25/35	34,224
14,872	MASTR Alternative Loan Trust 2003-7		6.5000	12/25/33	15,839
577,044	MASTR Alternative Loan Trust 2007-HF1(d)		7.0000	10/25/47	133,515
13,207	Morgan Stanley Mortgage Loan Trust 2004-10AR(a)		2.4150	11/25/34	13,169
7,390	Morgan Stanley Mortgage Loan Trust 2004-7AR(a)		2.4470	09/25/34	7,670
8,600	RAMP Series 2004-SL3 Trust		7.5000	12/25/31	8,395
5,412	Structured Asset Securities Corporation(a)		2.6630	09/25/26	5,418
70,007	Wilshire Funding Corporation(a)		7.2500	08/25/27	69,528
					597,870
	HOME EQUITY — 1.4%
50,588	Aames Mortgage Trust 2001 1 Mortgage Pass Through Certs Series 01 1(e)		8.0880	06/25/31	52,507
26,697	AFC Trust Series 2000-1(a)	US0001M + 0.730%	0.9170	03/25/30	26,548
900	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11(e)		4.9440	12/25/33	1,128
58,828	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6(a)	US0001M + 2.475%	2.6620	11/25/33	60,601
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1(a)	US0001M + 6.000%	6.1870	10/25/34	146,103
247,065	Bear Stearns Asset Backed Securities I Trust 2004-FR3(a)	US0001M + 2.100%	2.2870	09/25/34	254,198
130,278	Bear Stearns Asset Backed Securities I Trust 2004-HE7(a)	US0001M + 2.700%	2.8870	08/25/34	133,547
15,591	Bear Stearns Asset Backed Securities Trust 2003-ABF1(a)	US0001M + 0.740%	0.9270	01/25/34	15,037
155,469	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 1.800%	1.9870	06/25/34	168,771
179,528	CDC Mortgage Capital Trust 2004-HE3(a)	US0001M + 1.800%	1.9870	11/25/34	183,079
47,055	Credit Suisse First Boston Mortgage Securities Corporation(e)		6.9900	02/25/31	48,150
16,821	GSAA Trust(e)		5.2950	11/25/34	17,008
16,313	Home Equity Asset Trust(a)	US0001M + 2.150%	2.3370	03/25/34	16,483
137,288	Home Equity Asset Trust 2004-4(a)	US0001M + 1.950%	2.1370	10/25/34	137,703
4,888	Meritage Mortgage Loan Trust 2003-1(a)	US0001M + 2.325%	2.5120	11/25/33	4,909
28,884	Meritage Mortgage Loan Trust 2003-1(a)	US0001M + 2.700%	2.8870	11/25/33	29,349
19,517	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1(a)	US0001M + 2.175%	2.3620	07/25/34	19,054
53,624	New Century Home Equity Loan Trust(a),(b)	US0001M + 1.125%	1.3120	10/25/33	52,905
1,843	NovaStar Mortgage Funding Trust Series 2004-1(a)	US0001M + 1.575%	1.7620	06/25/34	1,845
13,939	Option One Mortgage Loan Trust 2003-5(a)	US0001M + 0.640%	0.8270	08/25/33	13,815
76,674	RASC Series 2003-KS4 Trust(e)		4.6100	06/25/33	75,852
20,736	Saxon Asset Securities Trust 2003-3(a)	US0001M + 2.400%	2.5870	12/25/33	20,776

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.2% (Continued)
	HOME EQUITY — 1.4% (Continued)
105,982	Securitized Asset Backed Receivables, LLC Trust 2004-OP1(a)	US0001M + 2.025%	2.2120	02/25/34	$ 108,945
9,413	Security National Mortgage Loan Trust 2007-1(a),(b)	US0001M + 0.350%	0.5370	04/25/37	9,420
102,675	Terwin Mortgage Trust Series TMTS 2003-2HE(a)	US0001M + 3.225%	3.4120	07/25/34	106,342
					1,704,075
	MANUFACTURED HOUSING — 0.0%(f)
10,904	Conseco Finance Corporation(a)		7.2200	03/15/28	11,022

	RESIDENTIAL MORTGAGE — 0.8%
9,509	Bear Stearns Asset Backed Securities Trust 2003-SD3(a)	US0001M + 2.850%	3.0370	10/25/33	9,507
196	Bravo Mortgage Asset Trust(a),(b)	US0001M + 0.240%	0.5880	07/25/36	196
1,806	Carrington Mortgage Loan Trust Series 2004-NC2(a)	US0001M + 1.800%	1.9870	08/25/34	2,682
7,941	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 3.375%	3.5620	03/25/32	10,081
90,754	Countrywide Asset-Backed Certificates(a)	US0001M + 0.500%	0.6870	08/25/34	89,793
90,248	Credit-Based Asset Servicing and Securitization, LLC(a)	US0001M + 2.775%	2.9620	03/25/34	97,677
142,562	Credit-Based Asset Servicing and Securitization, LLC(a)	US0001M + 1.725%	1.9120	07/25/35	144,620
31,524	CWABS, Inc. Asset-Backed Certificates Trust 2004-6(a)	US0001M + 0.900%	1.0870	11/25/34	31,067
21,837	CWABS, Inc. Asset-Backed Certificates Trust 2004-6 Series 2A3(a)	US0001M + 1.200%	1.3870	11/25/34	21,831
17,897	Equity One Mortgage Pass-Through Trust 2002-5(e)		5.8030	11/25/32	17,916
153,056	Finance America Mortgage Loan Trust 2004-2(a)	US0001M + 0.975%	1.1620	08/25/34	151,489
19,227	First Franklin Mortgage Loan Trust 2002-FF1(a)	US0001M + 1.125%	1.2270	04/25/32	19,359
27,521	Long Beach Mortgage Loan Trust 2003-2(a)	US0001M + 2.850%	3.0370	06/25/33	29,217
285	Long Beach Mortgage Loan Trust 2004-1(a)	US0001M + 0.825%	0.9330	02/25/34	285
84,520	Morgan Stanley A.B.S Capital I, Inc. Trust 2004-NC7(a)	US0001M + 1.725%	1.9120	07/25/34	84,336
109,279	Structured Asset Securities Corporation 2005-WF1(a)	US0001M + 1.905%	2.0920	02/25/35	109,946
143,305	Structured Asset Securities Corporation 2005-WF1(a)	US0001M + 2.055%	2.2420	02/25/35	140,850
					960,852
	TOTAL ASSET BACKED SECURITIES (Cost $31,292,140)				30,814,605

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
495,381	Fannie Mae Interest Strip(d)		4.5000	07/25/37	66,225
1,493,611	Fannie Mae Interest Strip(d)		6.0000	01/25/38	307,546

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
354,897	Fannie Mae Interest Strip(a),(d)		5.5000	05/25/39	$ 62,972
412,694	Fannie Mae Interest Strip(a),(d)		6.0000	05/25/39	78,847
162,411	Fannie Mae Interest Strip(a),(d)		4.5000	11/25/39	29,008
657,483	Fannie Mae Interest Strip(a),(d)		4.5000	10/25/40	121,938
437,803	Fannie Mae Interest Strip(a),(d)		4.5000	11/25/40	71,078
1,789,389	Fannie Mae Interest Strip(d)		5.0000	12/25/40	351,382
284,992	Fannie Mae Interest Strip(d)		3.5000	11/25/41	28,645
192,333	Fannie Mae Interest Strip(a),(d)		4.0000	11/25/41	30,240
231,364	Fannie Mae Interest Strip(a),(d)		4.0000	07/25/42	35,759
516,832	Fannie Mae Interest Strip(a),(d)		4.5000	07/25/42	100,574
252,856	Fannie Mae Interest Strip(a),(d)		4.5000	07/25/42	45,612
1,303,827	Fannie Mae Interest Strip(d)		3.5000	12/25/42	170,851
507,935	Fannie Mae Interest Strip(d)		3.0000	11/25/43	62,809
24,395	Fannie Mae REMICS(d)		3.0000	08/25/30	83
710,760	Fannie Mae REMICS(a),(d)	US0001M + 6.630%	6.4430	11/25/36	126,023
343,300	Fannie Mae REMICS(a),(d)	US0001M + 6.120%	5.9330	05/25/37	54,057
240,403	Fannie Mae REMICS(a),(d)	US0001M + 6.450%	6.2630	09/25/37	41,430
248,348	Fannie Mae REMICS(a),(d)	US0001M + 6.450%	6.2630	12/25/37	49,625
286,067	Fannie Mae REMICS(d)		5.0000	11/25/38	22,745
705,978	Fannie Mae REMICS(d)		6.0000	12/25/39	102,727
685,656	Fannie Mae REMICS(a),(d)		5.0000	01/25/40	120,005
1,169,558	Fannie Mae REMICS(a),(d)	US0001M + 6.600%	6.4130	10/25/40	171,042
877,171	Fannie Mae REMICS(d)		4.0000	04/25/41	18,072
562,820	Fannie Mae REMICS(d)		4.0000	10/25/41	17,675
2,951,908	Fannie Mae REMICS(a),(d)	US0001M + 6.000%	5.8130	11/25/41	294,123
198,874	Fannie Mae REMICS(a),(d)	US0001M + 6.000%	6.0000	08/25/42	37,282
737,958	Fannie Mae REMICS(d)		4.5000	02/25/43	78,287
228,632	Fannie Mae REMICS(a),(d)	US0001M + 6.150%	5.9630	02/25/43	37,772
330,152	Fannie Mae REMICS(d)		4.5000	09/25/43	21,866
1,667,405	Fannie Mae REMICS(a),(d)	US0001M + 6.000%	5.8130	10/25/43	254,026
328,744	Fannie Mae REMICS(d)		3.5000	12/25/44	2,875
214,575	Fannie Mae REMICS(a),(d)	US0001M + 6.150%	4.5980	04/25/45	36,933
10,212,374	Fannie Mae REMICS(a),(d)	US0001M + 6.200%	0.0300	06/25/45	17,208
3,289,589	Fannie Mae REMICS(d)		6.0000	06/25/45	816,232

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
296,443	Fannie Mae REMICS(d)		3.5000	11/25/45	$ 2,851
61,924	Fannie Mae REMICS(d)		3.5000	02/25/46	212
118,048	Fannie Mae REMICS(d)		3.5000	10/25/47	6,559
285,445	Fannie Mae REMICS(d)		4.0000	10/25/47	16,019
273,376	Fannie Mae REMICS(d)		3.5000	12/25/47	23,017
458,499	Fannie Mae REMICS(d)		3.5000	12/25/47	36,216
490,591	Fannie Mae REMICS(d)		4.5000	12/25/47	67,934
1,569,339	Fannie Mae REMICS(a),(d)	US0001M + 6.200%	6.0130	12/25/47	307,988
1,507,704	Fannie Mae REMICS(d)		4.0000	03/25/48	246,245
367,515	Fannie Mae REMICS(d)		4.0000	05/25/48	39,199
399,303	Fannie Mae REMICS(d)		4.0000	05/25/48	41,602
693,139	Fannie Mae REMICS(d)		4.5000	10/25/48	71,781
929,737	Fannie Mae REMICS(d)		3.5000	08/25/49	97,493
320,485	Fannie Mae REMICS(d)		4.5000	05/25/51	61,381
29,192	Freddie Mac REMICS(a)	US0001M + 20.930%	20.4330	02/15/32	38,471
1,663,875	Freddie Mac REMICS(d)		6.5000	05/15/32	268,354
123,959	Freddie Mac REMICS(d)		3.5000	04/15/33	4,154
305,170	Freddie Mac REMICS(d)		5.5000	07/15/37	51,286
238,867	Freddie Mac REMICS(d)		6.0000	10/15/37	29,257
361,614	Freddie Mac REMICS(d)		4.0000	11/15/39	7,186
186,423	Freddie Mac REMICS(a),(d)	US0001M + 6.650%	6.4590	05/15/40	1,194
5,578,243	Freddie Mac REMICS(a),(d)	US0001M + 6.100%	0.1000	09/15/40	16,322
82,365	Freddie Mac REMICS(a)	US0001M + 14.910%	14.3370	12/15/40	113,807
348,952	Freddie Mac REMICS(d)		3.0000	06/15/41	12,119
252,945	Freddie Mac REMICS(a),(d)	US0001M + 6.050%	5.8590	07/15/42	50,813
335,058	Freddie Mac REMICS(a),(d)	US0001M + 6.550%	6.3590	08/15/42	66,278
99,662	Freddie Mac REMICS(d)		3.5000	03/15/43	2,532
720,271	Freddie Mac REMICS(d)		4.0000	04/15/43	96,063
235,528	Freddie Mac REMICS(d)		3.5000	07/15/43	4,794
56,309	Freddie Mac REMICS(d)		3.5000	10/15/43	5
36,007	Freddie Mac REMICS(d)		3.5000	02/15/44	153
14,303,562	Freddie Mac REMICS(a),(d)		0.2070	08/15/44	143,163
106,061	Freddie Mac REMICS(d)		4.5000	12/15/44	133

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
441,969	Freddie Mac REMICS(a),(d)	US0001M + 6.100%	5.9090	12/15/44	$ 70,347
386,696	Freddie Mac REMICS(d)		4.0000	03/15/45	48,773
423,811	Freddie Mac REMICS(a),(d)	US0001M + 5.600%	5.4090	05/15/45	65,039
153,544	Freddie Mac REMICS(d)		3.5000	04/15/46	13,932
1,122,587	Freddie Mac REMICS(a),(d)	US0001M + 6.000%	5.8090	05/15/46	184,303
4,878	Freddie Mac REMICS(d)		4.5000	07/15/46	—
1,001,893	Freddie Mac REMICS(d)		4.0000	12/15/46	119,811
332,306	Freddie Mac REMICS(d)		4.0000	05/15/48	40,651
1,527,218	Freddie Mac REMICS(d)		4.5000	09/15/48	279,374
459,822	Freddie Mac REMICS(d)		4.0000	08/25/49	82,224
1,077,610	Freddie Mac REMICS(d)		3.0000	09/25/50	146,817
604,993	Freddie Mac REMICS(d)		3.0000	10/25/50	106,482
393,287	Freddie Mac REMICS(d)		3.0000	03/25/51	47,041
447,900	Freddie Mac REMICS(a),(d)	US0001M + 5.900%	5.7090	01/15/54	79,271
93,496	Freddie Mac Strips(d)		6.5000	04/01/29	14,667
777,516	Freddie Mac Strips(d)		5.0000	06/15/38	123,338
266,605	Freddie Mac Strips(a),(d)		4.5000	12/15/39	36,012
258,499	Freddie Mac Strips(a),(d)		4.5000	12/15/40	38,812
373,597	Freddie Mac Strips(a),(d)		4.5000	01/15/43	65,194
774,033	Freddie Mac Strips(d)		5.0000	12/15/43	134,008
84,359	Government National Mortgage Association(d)		4.0000	12/16/26	4,729
831,752	Government National Mortgage Association(d)		5.0000	05/20/34	111,029
3,856,999	Government National Mortgage Association(a),(d)	US0001M + 6.850%	6.6880	07/20/34	558,865
10,467,334	Government National Mortgage Association(a),(d)	US0001M + 6.700%	0.1500	09/16/34	62,050
1,138,512	Government National Mortgage Association(a),(d)	US0001M + 6.800%	6.6740	05/16/37	237,298
6,453,508	Government National Mortgage Association(a),(d)	US0001M + 6.690%	6.5280	10/20/37	994,023
1,922,672	Government National Mortgage Association(a),(d)	US0001M + 6.150%	6.0240	07/16/38	253,119
1,222,107	Government National Mortgage Association(d)		5.5000	02/20/39	235,752
911,043	Government National Mortgage Association(a),(d)	US0001M + 6.100%	5.9380	03/20/39	59,854
442,022	Government National Mortgage Association(a),(d)	US0001M + 6.500%	6.3740	08/16/39	13,647
1,034,798	Government National Mortgage Association(d)		5.5000	08/20/39	147,663
516,387	Government National Mortgage Association(d)		3.5000	10/20/39	30,548
3,367,987	Government National Mortgage Association(a),(d)	US0001M + 6.550%	6.3880	10/20/39	636,377
987,421	Government National Mortgage Association(a),(d)	US0001M + 6.600%	6.4380	12/20/39	27,699

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
953,107	Government National Mortgage Association(a),(d)	US0001M + 6.400%	6.2740	01/16/40	$ 155,915
1,199,383	Government National Mortgage Association(d)		5.0000	04/20/40	187,581
1,711,897	Government National Mortgage Association(a),(d)		0.5000	06/20/40	22,503
292,701	Government National Mortgage Association(d)		5.0000	10/16/40	31,224
1,630,314	Government National Mortgage Association(a),(d)	US0001M + 6.020%	5.8940	10/16/40	270,221
2,866,832	Government National Mortgage Association(a),(d)	US0001M + 6.050%	5.9240	12/16/40	463,977
59,225	Government National Mortgage Association(d)		4.0000	12/20/40	475
495,444	Government National Mortgage Association(d)		4.0000	03/16/41	52,823
362,141	Government National Mortgage Association(d)		6.0000	04/20/41	54,142
487,581	Government National Mortgage Association(d)		3.0000	06/20/41	10,385
1,521,131	Government National Mortgage Association(d)		3.0000	08/20/41	77,009
366,699	Government National Mortgage Association(a),(d)	US0001M + 6.750%	6.6240	03/16/42	58,225
318,715	Government National Mortgage Association(d)		5.0000	07/20/42	29,234
508,448	Government National Mortgage Association(a),(d)	US0001M + 6.000%	5.8380	08/20/42	82,405
375,774	Government National Mortgage Association(a),(d)	US0001M + 6.200%	6.0380	12/20/42	53,622
101,233	Government National Mortgage Association(d)		3.5000	01/20/43	17,737
533,422	Government National Mortgage Association(d)		5.0000	01/20/43	59,506
1,952,791	Government National Mortgage Association(a),(d)	US0001M + 6.750%	6.5880	03/20/43	123,367
532,900	Government National Mortgage Association(d)		3.5000	05/20/43	84,449
845,124	Government National Mortgage Association(a),(d)		1.0000	07/20/43	19,295
1,910	Government National Mortgage Association(d)		3.0000	07/20/43	—
106,744	Government National Mortgage Association(a),(d)	US0001M + 6.150%	5.9880	07/20/43	18,582
519,754	Government National Mortgage Association(a),(d)	US0001M + 6.150%	5.9880	07/20/43	81,049
925,818	Government National Mortgage Association(a),(d)	US0001M + 6.100%	5.9740	08/16/43	142,450
13,672,202	Government National Mortgage Association(a),(d)		0.2630	10/20/43	118,445
401,744	Government National Mortgage Association(a),(d)	US0001M + 6.100%	5.9380	10/20/43	40,800
220,947	Government National Mortgage Association(a),(d)	US0001M + 6.100%	5.9380	11/20/43	37,652
39,910	Government National Mortgage Association(d)		3.5000	04/20/44	473
475,566	Government National Mortgage Association(a),(d)	US0001M + 5.600%	5.4740	06/16/44	74,181
147,559	Government National Mortgage Association(a),(d)	US0001M + 5.600%	5.4380	09/20/44	22,332
721,796	Government National Mortgage Association(a),(d)	US0001M + 5.600%	5.4380	02/20/45	105,065
350,428	Government National Mortgage Association(d)		4.0000	07/20/45	25,188
984,222	Government National Mortgage Association(d)		4.5000	08/20/45	123,455
1,116,773	Government National Mortgage Association(d)		6.0000	08/20/45	183,577

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6% (Continued)
634,463	Government National Mortgage Association(d)		4.5000	10/16/45	$ 67,322
3,125,139	Government National Mortgage Association(a),(d)	US0001M + 31.250%	1.0000	10/20/45	177,150
419,625	Government National Mortgage Association(a),(d)	US0001M + 6.750%	6.5880	12/20/45	76,371
375,480	Government National Mortgage Association(d)		4.5000	03/20/46	16,037
149,787	Government National Mortgage Association(d)		3.0000	04/20/46	5,558
423,105	Government National Mortgage Association(d)		3.5000	04/20/46	54,360
146,270	Government National Mortgage Association(d)		4.5000	04/20/46	12,770
266,094	Government National Mortgage Association(d)		4.0000	06/20/46	42,124
519,729	Government National Mortgage Association(d)		3.5000	09/20/46	60,959
320,805	Government National Mortgage Association(d)		5.0000	11/20/46	24,818
290,764	Government National Mortgage Association(d)		3.5000	03/20/47	21,076
19,994	Government National Mortgage Association(d)		3.5000	07/20/47	1,090
710,022	Government National Mortgage Association(d)		4.0000	11/20/47	56,722
196,450	Government National Mortgage Association(d)		5.0000	12/20/47	38,159
1,197,101	Government National Mortgage Association(a),(d)	US0001M + 6.200%	6.0380	12/20/47	233,003
462,848	Government National Mortgage Association(d)		3.5000	01/20/48	41,366
312,286	Government National Mortgage Association(d)		5.5000	09/20/48	44,266
429,282	Government National Mortgage Association(d)		5.5000	10/20/48	76,200
509,214	Government National Mortgage Association(a),(d)	US0001M + 6.050%	5.8880	02/20/49	47,070
541,465	Government National Mortgage Association(d)		2.5000	08/20/50	73,742
1,948,525	Government National Mortgage Association(d)		2.5000	07/20/51	206,039
3,721,061	Government National Mortgage Association(a),(d)		2.1040	10/20/69	290,220
					15,370,670
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,641,878)				15,370,670

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.1%
	AEROSPACE & DEFENSE — 0.3%
325,000	Howmet Aerospace, Inc.		5.1250	10/01/24	339,999

	ASSET MANAGEMENT — 2.6%
1,000,000	FS KKR Capital Corporation		4.1250	02/01/25	1,025,696
1,119,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.7500	09/15/24	1,135,811

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.1% (Continued)
	ASSET MANAGEMENT — 2.6% (Continued)
1,000,000	Pershing Square Holdings Ltd.(b)		5.5000	07/15/22	$ 1,013,675
					3,175,182
	AUTOMOTIVE — 6.0%
450,000	Ford Motor Credit Company, LLC		3.0870	01/09/23	451,643
250,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	252,575
150,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	150,567
740,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	749,128
1,655,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	1,731,320
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	416,505
1,400,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,470,183
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,439,032
500,000	General Motors Financial Company, Inc.		3.1500	06/30/22	504,213
224,000	Hyundai Capital America(b)		3.9500	02/01/22	224,000
					7,389,166
	BANKING — 6.7%
2,308,000	Citigroup, Inc.(a)	US0003M + 4.068%	5.9500	01/30/23	2,365,700
500,000	Credit Agricole S.A.(b)		4.3750	03/17/25	529,122
3,704,000	First Citizens BancShares, Inc.(a),(b)	US0003M + 3.972%	5.8000	01/04/27	3,861,419
1,420,000	JPMorgan Chase & Company(a)	US0003M + 3.800%	3.9320	12/29/49	1,420,000
					8,176,241
	BEVERAGES — 0.4%
500,000	Molson Coors Beverage Company		3.5000	05/01/22	503,521

	BIOTECH & PHARMA — 1.7%
925,000	Bausch Health Companies, Inc.(b)		6.1250	04/15/25	943,384
1,174,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,152,023
					2,095,407
	CABLE & SATELLITE — 0.8%
1,000,000	CSC Holdings, LLC		5.8750	09/15/22	1,017,325

	COMMERCIAL SUPPORT SERVICES — 0.8%
940,000	Aramark Services, Inc.(b)		6.3750	05/01/25	972,900

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.1% (Continued)
	DIVERSIFIED INDUSTRIALS — 1.6%
2,000,000	General Electric Company Series D(a)	US0003M + 3.330%	3.5330	06/15/2169	$ 1,947,500

	ELECTRIC UTILITIES — 1.3%
650,000	Electricite de France S.A.(a)	USSW10 + 3.709%	5.2500	01/29/23	661,375
600,000	Electricite de France S.A.(a),(b)	USSW10 + 3.041%	5.6250	01/22/24	617,400
300,000	FirstEnergy Corporation		3.6000	07/15/22	300,024
					1,578,799
	ENTERTAINMENT CONTENT — 0.1%
120,000	ViacomCBS, Inc.(a)	US0003M + 3.895%	5.8750	02/28/57	119,296

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
775,000	Carter Holt Harvey Ltd.(c)		9.5000	12/01/24	813,130

	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
2,025,000	Bank of New York Mellon Corporation (The) Series H(a)	H15T5Y + 3.352%	3.7000	03/20/26	2,046,020

	INTERNET MEDIA & SERVICES — 0.2%
279,000	Netflix, Inc.		5.5000	02/15/22	279,670

	LEISURE FACILITIES & SERVICES — 1.1%
395,000	Carnival Corporation		7.2000	10/01/23	412,627
939,000	Royal Caribbean Cruises Ltd.		5.2500	11/15/22	942,300
					1,354,927
	OIL & GAS PRODUCERS — 0.9%
250,000	DCP Midstream Operating, L.P.		3.8750	03/15/23	252,769
300,000	DCP Midstream Operating, L.P.(a),(b)	US0003M + 3.850%	5.8500	05/21/43	286,279
500,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	518,495
					1,057,543
	REAL ESTATE INVESTMENT TRUSTS — 2.3%
150,000	American Tower Trust #1(b)		3.0700	03/15/23	149,877
657,000	MGM Growth Properties Operating Partnership, L.P.(b)		4.6250	06/15/25	687,656
2,042,000	Service Properties Trust		4.6500	03/15/24	1,988,469
					2,826,002

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.1% (Continued)
	RETAIL - DISCRETIONARY — 1.2%
1,438,000	Penske Automotive Group, Inc.		3.5000	09/01/25	$ 1,431,033

	SOFTWARE — 0.2%
230,000	NortonLifeLock, Inc.		3.9500	06/15/22	230,530

	SPECIALTY FINANCE — 2.4%
1,000,000	Credit Acceptance Corporation(b)		5.1250	12/31/24	1,011,000
1,000,000	ILFC E-Capital Trust I(a),(b)	US0003M + 1.550%	3.3700	12/21/65	832,730
1,055,000	OneMain Finance Corporation		6.1250	03/15/24	1,106,421
					2,950,151
	TECHNOLOGY SERVICES — 0.8%
1,000,000	Nielsen Company Luxembourg Sarl (The)(b)		5.0000	02/01/25	1,008,560

	TELECOMMUNICATIONS — 1.8%
1,540,000	Telecom Italia SpA(b)		5.3030	05/30/24	1,591,205
500,000	T-Mobile USA, Inc.		4.0000	04/15/22	501,643
					2,092,848
	TOBACCO & CANNABIS — 0.4%
500,000	Imperial Brands Finance plc(b)		3.5000	02/11/23	507,954

	TRANSPORTATION & LOGISTICS — 5.1%
1,613,987	American Airlines 2015-2 Class B Pass Through		4.4000	09/22/23	1,586,145
1,000,000	American Airlines Group, Inc.(b)		5.0000	06/01/22	1,008,565
859,171	American Airlines Pass Through Trust Series 2013-2 Class A		4.9500	01/15/23	863,963
367,854	Continental Airlines Pass Through Trust Series 2007-1 Class A		5.9830	04/19/22	370,858
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,334,797
948,753	UAL Pass Through Trust Series 2017-1 Class A		6.6360	07/02/22	970,783
102,927	United Airlines Pass Through Trust Series 2014-1 Class B		4.7500	04/11/22	103,635
					6,238,746
	TOTAL CORPORATE BONDS (Cost $50,417,136)				50,152,450

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 7.4%
	COMMERCIAL SUPPORT SERVICES — 2.1%
2,630,573	Aramark Services, Inc.(a)	US0001M + 2.500%	2.6010	04/01/28	$ 2,625,641

	LEISURE FACILITIES & SERVICES — 1.4%
1,000,000	Carnival Corporation(a)	US0001M + 3.000%	3.7500	06/30/25	993,215
719,048	Cedar Fair, L.P.(a)	US0003M + 1.750%	1.8650	04/13/24	712,080
					1,705,295
	RETAIL - DISCRETIONARY — 0.8%
997,500	Great Outdoors Group, LLC(a)	US0001M + 3.750%	4.5000	03/05/28	999,475

	SEMICONDUCTORS — 0.6%
750,000	MKS Instruments, Inc.(a)	US0001M + 2.250%	2.7500	10/22/28	749,884

	TRANSPORTATION & LOGISTICS — 2.5%
1,000,000	Air Canada(a)	US0001M + 3.500%	4.2500	07/27/28	1,004,790
1,987,487	United Airlines, Inc.(a)	US0001M + 3.750%	4.5000	04/14/28	1,993,002
					2,997,792
	TOTAL TERM LOANS (Cost $9,079,569)				9,078,087

	TOTAL INVESTMENTS - 98.0% (Cost $133,157,505)				$ 119,818,870
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%				2,472,976
	NET ASSETS - 100.0%				$ 122,291,846

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Underlying Face Amount at Value(g)	Unrealized Depreciation
40	CBOT 10 Year US Treasury Note	Interactive Brokers	03/22/2022	$ 5,118,760	$ (89,990)
25	CBOT US Long Bond Future	Interactive Brokers	03/22/2022	3,890,625	(124,219)
	TOTAL FUTURES CONTRACTS				$ (214,209)

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership

LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW10	USD SWAP SEMI 30/360 10Y

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022 the total market value of 144A securities is 42,868,481 or 35.1% of net assets.
(c)	Illiquid security. The total fair value of these securities as of January 31, 2022 was $1,816,174, representing 1.5% of net assets.
(d)	Interest only securities.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2022.
(f)	Percentage rounds to less than 0.1%.
(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.